Premises and Equipment, Net - Components of Premises and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 236,564		$ 178,859
Less: Accumulated depreciation and amortization	(80,717)		(41,074)
Premises and equipment, net	155,847	143,592	137,785
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Premises and equipment	189,964		151,632
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Premises and equipment	29,011		14,702
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Premises and equipment	11,175		6,859
Office Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Premises and equipment	$ 6,414		$ 5,666